Other current assets and other current liabilities	12 Months Ended
Dec. 31, 2021
Other current assets and other current liabilities
Other current assets and other current liabilities
15.	Other current assets and other current liabilities
15.1	Other current assets

As of December 31, 2021 and 2020, other current assets consisted of the following:

	As of	As of
	December 31,	December 31,
	2020	2021
Reserves at CBR*	736	593
Total other financial assets	736	593
Prepaid expenses	259	353
Other	207	316
Total other current assets	1,202	1,262

*     Banks are currently required to post mandatory reserves with the CBR to be held in non-interest bearing accounts. Such mandatory reserves are established by the CBR for liabilities in RUR in foreign currency according to its monetary policy. The amount is excluded from cash and cash equivalents for the purposes of cash flow statement and does not have a repayment date.

The Group has no internal grading system of other current assets for credit risk rating grades analysis.

15.2	Other current liabilities

As of December 31, 2021 and 2020, other current liabilities consisted of the following:

	As of	As of
	December 31,	December 31,
	2020	2021
Contract liability related to guarantees issued	521	1,185
Deferred income	—	138
Contract liability related to loyalty programs	66	—
Other	60	35
Total other current liabilities	647	1,358